Leases (Tables)	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Schedule of changes in right-of-use assets

(in millions of U.S. dollars)
RIGHT-OF-USE- ASSETS
Balance, January 1, 2019	20.8
Additions	28.5
Depreciation	(6.1)
Disposals	—
Balance, December 31, 2019	43.2
Additions	7.5
Depreciation	(12.9)
Disposals	(2.6)
Balance, December 31, 2020	35.2

Schedule of maturity analysis of the Company's lease payments
Please see below for a maturity analysis of the Company’s lease payments:

	As at December 31	As at December 31
(in millions of U.S. dollars)	2020	2019
MATURITY ANALYSIS FOR LEASES
Less than 1 year	10.6	9.8
Between 1 and 3 years	19.3	17.0
Between 3 and 5 years	1.5	8.6
Total undiscounted lease payments(1)	31.4	35.4
Carrying value of lease liabilities	29.1	32.6
Less: current portion of lease liabilities(2)	(9.6)	(8.7)
Non-current portion of lease liabilities	19.5	23.9
1.Total undiscounted lease payments excludes leases that are classified as short term and leases for low value assets, which are not recognized as lease liabilities.
2.The current portion of the lease liabilities is included in trade and other payables on the statement of financial position.